Real Estate Property Refund and Compensation Payable (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate Property Refund and Compensation Payable [Abstract]
Schedule of real estate property refund and compensation payable
	December 31,
	2016	2015

Property sales deposits	$18,838,103	$20,152,652
Compensation	6,159,460	5,122,101
	$24,997,563	$25,274,753